Benefit Plans - Reconciliation of Level 3 Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 20,007
Net realized and unrealized gains (losses)	1,073	338
Net issuances and settlements	(2,790)	4,901
Net transfers into (out of) level 3	0	0
Ending balance	18,290	20,007
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	19,009
Net realized and unrealized gains (losses)	1,051	251
Net issuances and settlements	(1,770)	5,767
Net transfers into (out of) level 3	0	0
Ending balance	18,290	19,009
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	998
Net realized and unrealized gains (losses)	22	87
Net issuances and settlements	(1,020)	(866)
Net transfers into (out of) level 3	0	0
Ending balance		$ 998